UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2013

Check here if Amendment[_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co

Address: 1925 Atherholt Road
         Lynchburg,VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:    John D. Doyle, Jr.

Title:   Chairman

Phone:   434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ John D. Doyle, Jr.     Lynchburg, VA    04/05/2013
_______________________
      [Signature]          [City, State]      [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      97

Form 13F Information Table Value Total: 159,951
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           TITLE OF              VALUE   SHRS OR                 INVESTMENT VOTING  AUTHORITY
NAME OF ISSUER              CLASS      CUSIP   (X $1000) PM AMT  SH/PRN PUT/CALL DISCRETION  SOLE    SHARED   NONE
--------------             --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
Abbott Labs                 common   002824100   1,707    48,322                    Sole     48,322
Abbvie Inc		    common   00287Y109   1,952    47,859                    Sole     47,859
Adobe Systems               common   00724F101     672    15,450                    Sole     15,450
Altria                      common   02209S103     239     6,939                    Sole      6,939
A T & T                     common   00206R102   1,331    36,263                    Sole     36,263
American Tower              common   03027X100     939    12,205                    Sole     12,205
Amgen Inc                   common   031162100   1,207    11,775                    Sole     11,775
Apple                       common   037833100     808     1,825                    Sole      1,825
Bank of America             common   060505104     452    37,094                    Sole     37,094
BB&T                        common   054937107   1,120    35,692                    Sole     35,692
BBT Pfd D                  preferred 054937206     851    32,450                    Sole     32,450
Berkshire Hathaway Class B  common   084670108   1,047    10,050                    Sole     10,050
Boeing                      common   097023105     791     9,215                    Sole      9,215
Canadian Natl Railway       common   136375102     875     8,725                    Sole      8,725
Chevron Corp                common   166764100   2,854    24,019                    Sole     24,019
Cisco                       common   17275R102   1,098    52,542                    Sole     52,542
Coca-Cola                   common   191216100     429    10,614                    Sole     10,614
Comcast Corp                common   20030N101     680    16,200                    Sole     16,200
Conoco Phillips             common   20825C104   2,237    37,222                    Sole     37,222
Consolidated Edison         common   209115104     220     3,600                    Sole      3,600
Covidien PLC                common   G2554F113   1,469    21,650                    Sole     21,650
CSX                         common   126408103     357    14,503                    Sole     14,503
CVS/Caremark                common   126650100   3,139    57,085                    Sole     57,085
Deere & Co                  common   244199105   2,242    26,075                    Sole     26,075
Devon Energy                common   25179M103     261     4,625                    Sole      4,625
Dominion Resources          common   25746U109   3,036    52,189                    Sole     52,189
Duke Energy                 common   26441C204     905    12,472                    Sole     12,472
DuPont                      common   263534109   1,576    32,054                    Sole     32,054
EMC                         common   268648102     796    33,340                    Sole     33,340
Enbridge                    common   29250N105     791    17,000                    Sole     17,000
Exxon- Mobil                common   30231G102   9,870   109,533                    Sole     109,533
Fedex Corp                  common   31428X106   1,574    16,026                    Sole     16,026
Ford Motor Co               common   345370860     651    49,537                    Sole     49,537
GE                          common   369604103   3,040   131,469                    Sole    131,469
General Mills               common   370334104   1,220    24,750                    Sole     24,750
Health Care REIT            common   42217K106     878    12,925                    Sole     12,925
Honeywell                   common   438516106   2,801    37,175                    Sole     37,175
International Bus. Mach.    common   459200101   6,048    28,355                    Sole     28,355
ishares Barclay Aggregat    common   464287226   4,662    42,099                    Sole     42,099
ishares Inv Gr Bond ETF     common   464287242   3,159    26,350                    Sole     26,350
ishares MSCI Emerging Ma    common   464287234     524    12,250                    Sole     12,250
ishares Dow Jns US Fincl    common   464287788   1,544    22,750                    Sole     22,750
ishares Healthcare Ind      common   464287762   1,198    12,420                    Sole     12,420
ishares High Div Equity     common   46429B663   1,304    19,954                    Sole     19,954
ishares Int Govt Bond In    common   464288612   1,309    11,650                    Sole     11,650
ishares Lehman 1-3 yr Tr    common   464287457     270     3,200                    Sole      3,200
ishares Midcap 400 Index    common   464287507   2,109    18,325                    Sole     18,325
ishares Preferred Index    preferred 464288687   2,715    67,000                    Sole     67,000
ishares Regional Bank In    common   464288778     308    11,350                    Sole     11,350
ishares S&P Natl Muni       common   464288414     297     2,700                    Sole      2,700
ishares Technology Index    common   464287721     920    12,550                    Sole     12,550
Johnson & Johnson           common   478160104   3,290    40,358                    Sole     40,358
Kimberly Clark              common   494368103   2,810    28,675                    Sole     28,675
Lincoln Natl Corp           common   534187109     723    22,176                    Sole     22,176
3M                          common   604059105   2,167    20,387                    Sole     20,387
Macys                       common   55616P104     633    15,135                    Sole     15,135
McDonalds Corp              common   580135101   1,854    18,602                    Sole     18,602
McKesson Corp               common   58155Q103   1,700    15,750                    Sole     15,750
MetLife                     common   59156R108     276     7,250                    Sole      7,250
Microsoft                   common   594918104   1,923    67,241                    Sole     67,241
National Fuel Gas           common   636180101     580     9,450                    Sole      9,450
Nextera Energy              common   65339F101     447     5,750                    Sole      5,750
Nextera Energy 5.7 Pfd     preferred 65339K605     517    19,700                    Sole     19,700
Norfolk Southern            common   655844108   2,325    30,169                    Sole     30,169
Novo Nordisk                common   670100205     648     4,010                    Sole      4,010
Nuveen Municipal Value      common   670928100   2,499   245,969                    Sole    245,969
Oracle                      common   68389X105     787    24,350                    Sole     24,350
PepsiCo                     common   713448108   4,505    56,948                    Sole     56,948
Pfizer                      common   717081103     586    20,305                    Sole     20,305
Philip Morris Intl          common   718172109     867     9,353                    Sole      9,353
Pimco Total Return Fund     common   72201R775   1,831    16,675                    Sole     16,675
Pinnacle Bankshares         common   72345E102     143    10,996                    Sole     10,996
Plum Creek Timber           common   729251108   1,014    19,425                    Sole     19,425
PNC 5.375% Preferred       preferred 693475832     526    20,650                    Sole     20,650
Powershares QQQ Trust       common   73935A104   1,598    23,175                    Sole     23,175
Procter & Gamble            common   742718109   6,189    80,310                    Sole     80,310
Qualcomm                    common   747525103   1,427    21,325                    Sole     21,325
Rogers Communications       common   775109200     826    16,175                    Sole     16,175
SPDR Energy Sector          common   81369Y506     299     3,775                    Sole      3,775
SPDR Short Term Muni Bd     common   78464A425     458    18,800                    Sole     18,800
SPDR Tr I Unit Ser 1        common   78462F103   1,750    11,168                    Sole     11,168
SPDR Utilities Sector       common   81369Y886   1,193    30,500                    Sole     30,500
Southern Co                 common   842587107   2,387    50,880                    Sole     50,880
Starwood Hotels             common   85590A401     663    10,400                    Sole     10,400
US Bancorp 6.5% Pfd        preferred 902973833     511    17,100                    Sole     17,100
Union Pacific               common   907818108     902     6,335                    Sole      6,335
United Parcel Service       common   911312106   1,484    17,275                    Sole     17,275
United Technologies         common   913017109   4,851    51,919                    Sole     51,919
Vanguard Div Apprec ETF     common   921908844   4,472    68,061                    Sole     68,061
Vanguard Total Bond ETF     common   921937835   2,814    33,650                    Sole     33,650
Ventas                      common   92276F100   3,539    48,350                    Sole     48,350
Verizon                     common   92343V104   5,168   105,140                    Sole    105,140
Vodafone Group              common   92857W209     688    24,225                    Sole     24,225
Walt Disney                 common   254687106   1,666    29,325                    Sole     29,325
Washington Real Estate      common   939653101     626    22,500                    Sole     22,500
Wells Fargo                 common   949746101     410    11,079                    Sole     11,079
Weyerhaeuser Co             common   962166104     897    28,600                    Sole     28,600
                                               159,951 2,860,813                          2,860,813